Treasury risk management - Summary of Derivatives Used to Hedge (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Current financial assets	€ 5,761	€ 4,571
Non-Current financial assets	1,154	1,198
Trade payables and other liabilities	(18,293)	(15,136)
Current financial liabilities	(5,775)	(7,252)
Non-current financial liabilities	(23,713)	(22,881)
Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	89	161
Current financial assets	238	76
Non-Current financial assets	51	52
Total assets	378	289
Trade payables and other liabilities	(153)	(51)
Current financial liabilities	(102)	(85)
Non-current financial liabilities	(529)	(99)
Total liabilities	(784)	(235)
Total	(406)	54
Fair value hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	0	0
Fair value hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	0
Non-current financial liabilities	(522)	(39)
Total	(522)	(39)
Cash flow hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	32	100
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	(80)	(33)
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	(48)	67
Cash flow hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	75	11
Non-Current financial assets	51	52
Trade payables and other liabilities	0	0
Current financial liabilities	0	(24)
Non-current financial liabilities	(7)	(58)
Total	119	(19)
Cash flow hedges | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	6	45
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	(38)	(1)
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	(32)	44
Hedges on the net investment in foreign operations | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	112
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	(92)	0
Non-current financial liabilities	0	0
Total	(92)	112
Hedge accounting not applied | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	51	16
Current financial assets	163	(47)
Non-Current financial assets	0	0
Trade payables and other liabilities	(35)	(17)
Current financial liabilities	(10)	(61)
Non-current financial liabilities	0	(2)
Total	169	(111)
Hedge accounting not applied | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	0	0
Hedge accounting not applied | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	€ 0	€ 0